Onerous Contracts (Tables)	12 Months Ended
Dec. 31, 2024
Onerous Contracts [Abstract]
Schedule of Onerous Contracts	Onerous contracts are comprised of the following:

	As of December 31,
(In $ millions)	2024	2023
Onerous rig contract "Vali"	—	26.9
Onerous rig contract "Var"	—	27.6
Total	—	54.5